Description of the Plan (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Before-tax salary deferral	2.00%
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Catch-up age | yr	50
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Participant compensation matched, minimum service period	1 year
Vesting percentage	100.00%
Involuntary cash-out limit	$ 7,000
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Basis spread on variable rate	1.00%